Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2017	2018	2019
PRC statutory income tax rates	25.0%	25.0%	25.0%
Permanent book — tax difference	5.0%	(5.8)%	(3.3)%
Different tax rates in other jurisdictions	(—)%	1.7%	(0.4)%
Effect of tax holiday	(23.7)%	(41.5)%	(8.4)%
Change in valuation allowance	(—)%	59.5%	(12.9)%
Total	6.3%	38.9%	(—)%
Effects of tax holidays entitled by the PRC subsidiaries	94,984	83,178	(87,043)
Effects of tax holidays entitled by the PRC subsidiaries on basic earnings (loss) per share (RMB cent per share)	4.82	4.23	(4.04)

Schedule of Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2017	2018	2019
Current income tax expense	25,163	76,748	-
Deferred tax expense	(10)	1,062	-
Income tax expense	25,153	77,810	-

Schedule of Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
Deferred tax assets
Tax losses carried forward	46,807	121,948
Allowance for doubtful accounts	567	567
Provision for inventory	107,239	128,163
Unrealized (loss) gain from intragroup sale	(35,548)	3,361
Subtotal	119,065	254,039
Less: Valuation allowance	(119,065)	(254,039)
Total of deferred tax assets	—	—

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follows:
	For the Years Ended December 31,
	2017	2018	2019
Beginning balance	—	1	119,065
Additions	1	119,064	134,974
Ending balance	1	119,065	254,039